Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Expenses
	Year ended December 31, 2024	Year ended December 31, 2023
Cost of revenue	$11,933,181	$20,855,842
Operating expenses	4,518,366	3,809,770
	$16,451,547	$24,665,612

Schedule of Expenses by Nature

	Year ended December 31, 2024	Year ended December 31, 2023
Purchase and sale of merchandise inventory	$11,921,857	$8,387,054
Raw materials and supplies used	-	5,840,152
Change in inventory of finished goods and work in process	-	1,561,187
Processing cost	-	422,862
Loss on inventory valuation	11,324	55,137
Employee benefit expenses	2,396,499	3,951,664
Fuel and utility expense	39,991	354,419
Freight expenses	191,934	335,441
Professional service expenses	451,050	633,648
Expected credit losses	(8,365)	81,842
Depreciation expenses	135,686	250,228
Depreciation expenses-right-of-use assets	203,138	718,635
Amortization expenses	16,122	17,655
Other expenses	1,092,311	2,055,688
	$16,451,547	$24,665,612